Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Long-Term Debt	Rate of Interest (%) Maturity 2022 2021 Notes 1 3.150 October 1, 2022 ‐ 500 1.900 May 13, 2023 500 500 5.900 November 7, 2024 500 ‐ 3.000 April 1, 2025 500 500 5.950 November 7, 2025 500 ‐ 4.000 December 15, 2026 500 500 4.200 April 1, 2029 750 750 2.950 May 13, 2030 500 500 4.125 March 15, 2035 450 450 7.125 May 23, 2036 212 212 5.875 December 1, 2036 500 500 5.625 December 1, 2040 500 500 6.125 January 15, 2041 401 401 4.900 June 1, 2043 500 500 5.250 January 15, 2045 489 489 5.000 April 1, 2049 750 750 3.950 May 13, 2050 500 500 Debentures 1 7.800 February 1, 2027 120 120 Other credit facilities 2 Various Various 165 141 Other long-term debt n/a Various 7 ‐ 8,344 7,813 Add net unamortized fair value adjustments 310 325 Less net unamortized debt issue costs (72) (72) 8,582 8,066 Less current maturities (542) (545) 8,040 7,521 1 Each series of notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices. 2 Other credit facilities are unsecured and consist of South America facilities with debt of $ 162 (2021 – $ 137 ) and interest rates ranging from 1.9 percent to 17.4 percent and other facilities with debt of $ 3 (2021 – $ 4 ) and an interest rate of 4.0 percent.
Disclosure of reconciliation of liabilities arising from financing activities [text block]	Short-Term Long-Term Lease Debt Debt Liabilities Total Balance – December 31, 2021 1,560 8,066 1,220 10,846 Cash flows (cash inflows and outflows presented on a net basis) 529 475 (341) 663 Additions and other adjustments to ROU assets ‐ ‐ 334 334 Foreign currency translation and other non-cash changes 53 41 (9) 85 Balance – December 31, 2022 2,142 8,582 1,204 11,928 Balance – December 31, 2020 159 10,061 1,140 11,360 Cash flows (cash inflows and outflows presented on a net basis) 1,344 (2,133) (320) (1,109) Loss on early extinguishment of debt ‐ 142 ‐ 142 Additions and other adjustments to ROU assets ‐ ‐ 408 408 Foreign currency translation and other non-cash changes 57 (4) (8) 45 Balance – December 31, 2021 1,560 8,066 1,220 10,846